Intangible assets (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of net intangible assets
	March 31, 2022	March 31, 2021
License (1)	$2,550,755	$2,466,684
Software (2)	1,256,369	1,205,857
Land use rights (3)	1,538,269	1,486,663
Total intangible assets	5,345,393	5,159,204
Less: accumulated amortization	(1,107,149)	(964,046)
Less: impairment (4)	(690,258)	(667,102)
Intangible assets, net	$3,547,986	$3,528,056